Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Limited Partners [Member]
Ratios to average capital:
Net investment gain (loss)	(2.17%)	(3.15%)
Total expenses	3.83%	3.96%
Profit share allocation	0.22%	0.99%
Total expenses and profit share allocation	4.05%	4.95%
Total return before profit share allocation	0.69%	5.23%
Less: profit share allocation	0.22%	0.99%
Total return after profit share allocation	0.47%	4.24%
Special Limited Partners [Member]
Ratios to average capital:
Net investment gain (loss)	0.81%	(0.06%)
Total expenses	0.85%	0.86%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	0.85%	0.86%
Total return before profit share allocation	3.73%	8.55%
Less: profit share allocation	0.00%	0.00%
Total return after profit share allocation	3.73%	8.55%